RELATED PARTY NOTE	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY NOTE

NOTE 4 – RELATED PARTY NOTE

As of October 31, 2024, the Company owed $18,065 to the Company’s director, Gaga Gvenetadze for the Company’s operating expenses ($4,065) and for the services provided by the Director to the Company ($14,000). The amount is outstanding and payable upon request.